SCHEDULE OF COMPENSATION EXPENSE FOR RESTRICTED STOCK UNITS (Details) - USD ($)	3 Months Ended						6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2024		Jun. 30, 2024	Sep. 30, 2023		Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
General and administrative expenses			$ 1,462,000			$ 313,000	$ 3,553,000	$ 1,391,000				$ 5,230,000	$ 1,984,000
Stardust Power Inc And Subsidiary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
General and administrative expenses	$ 8,980,965	[1]		$ 778,455	[1]				$ 1,902,653 [1]	$ 11,483,389 [1]	$ 2,675,698
Restricted Stock Units (RSUs) [Member] | Stardust Power Inc And Subsidiary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
General and administrative expenses	5,765,425									5,765,425
Restricted Stock Units (RSUs) [Member] | Stardust Power Inc And Subsidiary [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
General and administrative expenses	1,082,031									1,082,031
Performance Shares [Member] | Stardust Power Inc And Subsidiary [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
General and administrative expenses	$ 46,678									$ 46,678

[1]	Includes related party amounts of $Nil and $147,497 for the three months ended September 30, 2024 and 2023, respectively and $Nil and $771,935 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.